PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks 98.7%
Agricultural Products 3.3%
Bunge Ltd.	120,725	$9,371,882
Darling Ingredients, Inc.*	200,086	13,819,940
		23,191,822
Aluminum 4.0%
Alcoa Corp.*(a)	298,497	11,984,655
Constellium SE*	849,892	16,037,462
		28,022,117
Coal & Consumable Fuels 0.0%
Thungela Resources Ltd. (South Africa)*	60,712	189,843
Construction & Engineering 1.2%
Ameresco, Inc. (Class A Stock)*(a)	124,331	8,520,403
Copper 12.3%
ERO Copper Corp. (Canada)*	901,374	18,141,633
First Quantum Minerals Ltd. (Zambia)	982,203	21,035,960
Freeport-McMoRan, Inc.	579,792	22,090,075
Lundin Mining Corp. (Chile)	548,652	5,000,139
OZ Minerals Ltd. (Australia)	822,742	14,014,483
Southern Copper Corp. (Peru)	83,075	5,453,043
		85,735,333
Diversified Metals & Mining 6.5%
Anglo American PLC (South Africa)	607,124	27,036,914
BHP Group Ltd. (Australia), ADR(a)	228,737	17,969,579
		45,006,493
Electrical Components & Equipment 2.8%
Freyr Battery SA PIPE (Norway) (original cost $6,400,000; purchased 04/29/21)*^(f)	640,000	5,405,120
Shoals Technologies Group, Inc. (Class A Stock)*(a)	149,515	4,349,391
Sunrun, Inc.*(a)	180,019	9,535,607
		19,290,118
Fertilizers & Agricultural Chemicals 1.3%
Nutrien Ltd. (Canada)	152,596	9,064,202

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold 8.9%
Agnico Eagle Mines Ltd. (Canada)(a)	159,659	$10,326,744
Axmin, Inc. (Canada)*	656,066	36,810
Barrick Gold Corp. (Canada)	596,524	12,986,328
Kinross Gold Corp. (Canada)	1,441,124	9,453,773
Newmont Corp.	306,913	19,280,275
Osisko Mining, Inc. (Canada)*	1,821,975	4,644,021
Wheaton Precious Metals Corp. (Brazil)	115,118	5,312,696
		62,040,647
Heavy Electrical Equipment 1.0%
Alfen Beheer BV (Netherlands), 144A*	36,400	3,676,342
ITM Power PLC (United Kingdom)*(a)	528,556	3,035,905
		6,712,247
Industrial Gases 1.4%
Linde PLC (United Kingdom)	32,710	10,054,727
Industrial Machinery 2.7%
Chart Industries, Inc.*(a)	121,570	18,898,057
Integrated Oil & Gas 7.2%
Chevron Corp.	125,709	12,798,433
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	365,140	14,831,987
Suncor Energy, Inc. (Canada)(a)	460,600	9,041,578
TotalEnergies SE (France), ADR	318,062	13,877,045
		50,549,043
Mortgage REITs 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	122,064	6,933,235
Oil & Gas Equipment & Services 5.4%
Cactus, Inc. (Class A Stock)	221,222	7,972,841
Halliburton Co.	441,704	9,134,439
National Energy Services Reunited Corp.*	942,889	12,163,268
Schlumberger NV	288,562	8,319,242
		37,589,790
Oil & Gas Exploration & Production 24.3%
Cimarex Energy Co.	115,555	7,534,186
ConocoPhillips	540,644	30,308,503
Devon Energy Corp.	813,048	21,009,160

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
Diamondback Energy, Inc.	257,301	$19,845,626
EQT Corp.*	686,411	12,623,098
Hess Corp.	332,562	25,421,039
Lundin Energy AB (Sweden)	240,826	7,517,294
PDC Energy, Inc.(a)	640,178	25,319,040
Pioneer Natural Resources Co.	134,616	19,569,128
Sintana Energy, Inc. (Canada)*	637,992	97,161
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	198,742
		169,442,977
Oil & Gas Refining & Marketing 1.8%
Neste OYJ (Finland)	69,566	4,278,928
New Fortress Energy, Inc.(a)	72,636	2,201,597
Valero Energy Corp.	94,369	6,319,892
		12,800,417
Oil & Gas Storage & Transportation 2.4%
Cheniere Energy, Inc.*	196,281	16,670,145
Precious Metals & Minerals 0.6%
Aya Gold & Silver, Inc. (Canada) (original cost $3,488,611; purchased 12/13/06 - 04/05/19)*^(f)	46	367
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 12/27/07)*^(f)	523,100	94,524
Sibanye Stillwater Ltd. (South Africa), ADR(a)	223,003	3,871,332
		3,966,223
Renewable Electricity 3.5%
NextEra Energy Partners LP	89,151	6,911,877
Rice Acquisition Corp. (Class A Stock)*(a)	207,700	3,510,130
Scatec ASA (Norway), 144A	71,298	1,533,279
Sunnova Energy International, Inc.*(a)	333,092	12,690,805
		24,646,091
Semiconductor Equipment 1.6%
Enphase Energy, Inc.*	58,179	11,030,738
Semiconductors 0.6%
First Solar, Inc.*(a)	44,359	3,816,648

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Silver 1.2%
MAG Silver Corp. (Canada)*	412,756	$8,194,907
Steel 3.7%
Steel Dynamics, Inc.	216,614	13,960,772
Vale SA (Brazil), ADR	575,381	12,094,509
		26,055,281

Total Common Stocks (cost $459,583,257)		688,421,504

	Units
Warrants* 0.0%
Precious Metals & Minerals
Osisko Mining, Inc. (Canada), expiring 12/24/21 (original cost $0; purchased 06/01/20)(f) (cost $0)	7,100	—

Total Long-Term Investments (cost $459,583,257)		688,421,504

	Shares
Short-Term Investments 11.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	8,696,304	8,696,304
PGIM Institutional Money Market Fund (cost $72,155,498; includes $72,151,514 of cash collateral for securities on loan)(b)(wa)	72,238,315	72,194,972

Total Short-Term Investments (cost $80,851,802)		80,891,276

TOTAL INVESTMENTS 110.3% (cost $540,435,059)		769,312,780
Liabilities in excess of other assets (10.3)%		(71,728,277)

Net Assets 100.0%		$697,584,503

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

PGIM Jennison Natural Resources Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
LP—Limited Partnership
PIPE—Private Investments in Public Equity
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,500,011 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,667,484; cash collateral of $72,151,514 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $14,357,754. The aggregate value of $5,500,011 is 0.8% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).